Ordinary Shares - Additional Information (Detail)			12 Months Ended
	Sep. 23, 2016 CNY (¥) shares	Jan. 26, 2015 Vote	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares shares	Sep. 22, 2016 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Shares authorized				50,000,000
Shares par value | $ / shares				$ 0.001
Ordinary share, shares authorized (in shares)				37,969,834
Preferred shares, shares authorized					12,030,166
Shares issued in IPO | ¥			¥ 615,032,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary share, shares authorized (in shares)				4,543,461		4,543,461
Number of votes per share | Vote		2
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary share, shares authorized (in shares)				45,456,539		33,426,373
Number of votes per share | Vote		1
Shares issued in IPO | ¥	¥ 7,705,000
Number of common stock issued upon conversion	12,030,166
Non-vested restricted shares				20,264,834